SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	8,243,762	2,171,714
Percentage Of Monthly Deposits Behalf Of Insurance Companies	8.33%
Inventory Write-down	$ 1,046
Advertising Expense	126	175
Asset Impairment Charges	$ 489	$ 0
Bank Time Deposits [Member]
Accounting Policies [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.42%	1.09%